Investments Accounted for Using the Equity Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Investments Accounted for Using the Equity Method [Abstract]
Owns percentage		50.00%
Initial funds	$ 117
Non cash transfer of equipment	$ 159
Additional funds amount		$ 50	$ 298